CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₫ / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	₫ 0	₫ 0
Ordinary shares, issued	2,337,788,498	2,299,999,998
Ordinary shares, outstanding	2,337,788,498	2,299,999,998